Debt Obligations - Schedule of Debt Obligations (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt [Line Items]
Long-term debt	$ 0	$ 397,128,000
Less: unamortized issuance costs	0	(5,140,000)
Long-term debt, net	0	391,988,000
Current portion of long-term debt	0	4,063,000
Less: unamortized issuance costs	0	(1,565,000)
Current portion of long-term debt, net	$ 0	2,498,000
SOLV Energy Holdings LLC [Member]
Schedule of Debt [Line Items]
Long-term debt		397,128	$ 369,017
Less: unamortized issuance costs		(5,140)	(6,185)
Long-term debt, net		391,988,000	362,832,000
Current portion of long-term debt		4,063	3,737
Less: unamortized issuance costs		(1,565)	(1,258)
Current portion of long-term debt, net		$ 2,498,000	$ 2,479,000